CURRENT AND DEFERRED TAXES (Details) - CLP ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Summary of current tax liabilities (assets)
Current tax (assets)
Current tax liabilities	8,093		6,435
Total tax payable (recoverable)	8,093		6,435
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	196,527	[1]	145,112	[1]	$ 145,963
Minus:
Provisional monthly payments	(186,060)		(136,562)
Credit for training expenses	(1,937)		(1,768)
Land taxes leasing
Grant credits	(1,320)		(968)
Other	883		621
Total tax payable	$ 8,093		$ 6,435

[1]	The tax rate is 27,0% for 2018 and 25,5% for 2017